Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
IPO closing date	Jan. 25, 2017
Anti-dilutive non-vested securities excluded from calculation of diluted earnings per share	778,134	1,237,662	623,145
Anti-dilutive impact of treasury stock on calculation of the diluted earnings per share excluded from calculation	10,183	5,200	80,353
Anti-dilutive impact of share options on calculation of the diluted earnings per share excluded from calculation	1,866,740	0	0